Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	$ 5,500,000
Less: allowance for credit losses	(3,823,023)	$ (1,719,781)	$ (367,577)
Account receivable, net	10,935,867	9,249,042
Third-Party Customers [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	14,758,890	10,968,823
Non-State-Owned Customers [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	11,568,482	8,282,192
State-Owned Customers [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	$ 3,190,409	$ 2,686,631